Provision for contingencies (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Provision for contingencies
Some companies of the PagSeguro Group are party to labor and civil litigation in progress and are discussing such matters at the administrative and judicial levels, which, when applicable, are supported by judicial deposits. The provisions for probable losses arising from these matters are estimated and periodically adjusted by management, supported by the opinion of its external legal advisors.

	June 30, 2019	December 31, 2018
Civil	7,867	6,680
Labor	397	324

	8,264	7,004